Party-in-Interest and Related Party Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 264,793,572	$ 235,472,094
Kimco Realty Company Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	9,132,062	8,798,631
Kimco Realty Company Stock | Employee Benefit Plan Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases made by the plan	1,557,242	1,185,321
Sales made by the plan	253,714	1,986,491
Unrealized (loss)/gain on investments	(1,344,748)	604,071
Common stock dividends reinvested	$ 440,305	$ 412,677
Number of shares held	450,521	375,528
Investments at fair value	$ 9,132,062	$ 8,798,631